Offerings	Sep. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2027
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99983
Maximum Aggregate Offering Price	$ 499,915,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,787.46
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Table” in the Company’s Registration Statement on Form S-3 (File No. 333-281898) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2029
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99858
Maximum Aggregate Offering Price	$ 998,580,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,390.41
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Table” in the Company’s Registration Statement on Form S-3 (File No. 333-281898) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.9981
Maximum Aggregate Offering Price	$ 998,100,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,319.56
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Table” in the Company’s Registration Statement on Form S-3 (File No. 333-281898) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.